DEBT (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Debt

Debt consists of the following:

(In thousands)	December 29, 2012	December 31, 2011
Short-term borrowings and current maturities of long-term debt:
Short-term borrowings	$2,203	$15,057
Capital lease obligations	19,694	18,626
Other current maturities of long-term debt	152,251	2,718

	$174,148	$36,401

Long-term debt, net of current maturities:
Senior Secured Notes	$250,000	$—
Senior Notes	—	399,953
Capital lease obligations	217,884	229,605
Other	17,447	18,755

	$485,331	$648,313

Schedule of Maturities of Long-term Debt and Capital Lease Obligations

Aggregate annual maturities of long-term debt and capital lease obligations are as follows:

(In thousands)
2013	$191,026
2014	38,061
2015	37,606
2016	31,315
2017	30,888
Thereafter	443,588

Total	772,484
Less amount representing interest on capital leases	(113,005)

Total	659,479
Less current portion	(174,148)

Total long-term debt	$485,331